Earnings/loss (-) per share	12 Months Ended
Dec. 31, 2024
Income/loss (-) per share
Income/loss (-) per share

12. Earnings/loss (-) per share

	Year ended December 31,
	2024	2023	2022
Net profit/loss (-) attributable to owners of the parent (Euro, in thousands)	€74,082	€211,697	€(217,991)
Number of shares (thousands)
Weighted average number of shares for the purpose of basic earnings/loss (-) per share	65,897	65,884	65,699
Basic earnings/loss (-) per share (Euros)	€1.12	€3.21	€(3.32)

Net profit/loss (-) attributable to owners of the parent (Euro, in thousands)	€74,082	€211,697	€(217,991)
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted earnings/loss (-) per share	65,897	65,884	65,699
Number of dilutive potential ordinary shares	45	49	—
Diluted earnings/loss (-) per share (Euros)	€1.12	€3.21	€(3.32)

As our operations reported a net loss in 2022, the outstanding subscription rights (specified in note 32) have an anti-dilutive effect rather than a dilutive effect. Consequently, basic and diluted loss per share were the same for 2022.

Reference is also made to note 2 where an explanation is provided about the terms and conditions of the outstanding subsequent Warrant B that can, potentially, be exercised by Gilead and lead to a dilutive effect. Due to the exercise price mechanism of the Gilead Warrant B, this warrant was out-of-the-money for all years presented.